Biological assets (Tables)	6 Months Ended
Mar. 31, 2025
Biological assets
Schedule of biological assets
	As of	As of
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Biological assets	$29,333,374	$30,358,304
Less: accumulated depreciation	(2,236,071)	(1,835,401)
Biological assets, net	$27,097,303	$28,522,903